Intangible Assets - Schedule of Intangible Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Goodwill and Intangible Assets Disclosure [Abstract]
Acquired customer relationships	¥ 397,539	$ 57,638	¥ 396,499
Acquired license and others	52,071	7,550	30,834
Less: accumulated amortization	(164,847)	(23,901)	(121,533)
Intangible assets, net	¥ 284,763	$ 41,287	¥ 305,800